Employee Benefits - Summary of Movement in Reserve for Employee Termination Benefits (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Employee termination benefits, beginning balance	₺ 301,459	₺ 222,164
Service cost	62,749	38,304
Remeasurements	163,588	37,230
Interest expense	37,383	25,535
Benefit payments	(51,138)	(21,774)
Acquisition through business combinations	77
Employee termination benefits, ending balance	₺ 514,118	₺ 301,459